Basis of Presentation - Summary of Sales by as Perishable and Non-Perishable (Detail) (Sales Revenue, Goods, Net [Member], Product Concentration Risk [Member])	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Perishables [Member]
Revenue from External Customer [Line Items]
Percentage of perishable and non-perishable sales mix	49.10%	49.20%	47.50%
Non-Perishables [Member]
Revenue from External Customer [Line Items]
Percentage of perishable and non-perishable sales mix	50.90%	50.80%	52.50%